Investments - Schedule of investments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Marketable securities	$ 21,016	$ 5,356
Equity securities of private companies	429	576
Funds	2,691	1,042
Investments, Total	$ 24,136	$ 6,974